Cash Flow Detail - Financing Activities, Dividends and Shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends [Line Items]
Dividends paid	€ (1,397)	€ (3,630)	€ (1,296)
Proceeds from share capital increase with minority interest	1,022	0	323
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(555)	(604)	(223)
Operations with other equity holders	(268)	(354)	(1,020)
Undated deeply subordinated securities
Dividends [Line Items]
Operations with other equity holders	750	1,750	500
Acquisition of undated deeply subordinated securities (Note 17)	(750)	(1,750)	(385)
Payments for equity	0	0	(808)
Coupon related to undated deeply subordinated securities
Dividends [Line Items]
Payments for equity	(268)	(354)	(327)
Telefonica Moviles Guatemala & Telefonica Celular de Nicaragua & Telefonica Moviles Panama
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(44)	0	0
Dividends paid by Telefonica, S.A.
Dividends [Line Items]
Dividends paid	(959)	(617)	(825)
Non-controlling interests in Telefonica Brasil, S.A.
Dividends [Line Items]
Dividends paid	(268)	(198)	(227)
Non-controlling interests of Telefonica Deutschland
Dividends [Line Items]
Dividends paid	(161)	(165)	(156)
Noncontrolling interest of Telefonica Centroamerica
Dividends [Line Items]
Dividends paid	0	0	(39)
Payments to non-controlling interests of Telxius for the sale of the telecommunications tower divisions (see Note 17.h)
Dividends [Line Items]
Dividends paid	0	(2,603)	0
Payments to non-controlling interests of Telxius Telecom, S.A.
Dividends [Line Items]
Dividends paid	0	(42)	(44)
Others
Dividends [Line Items]
Dividends paid	(9)	(5)	(5)
Share capital increase Pontel and Telxius (see Note 17.h)
Dividends [Line Items]
Proceeds from share capital increase with minority interest	0	0	323
Telefónica Brasil, S.A.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(111)	(78)	0
Telefonica Deutschland Holding A.G.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(48)	(51)	0
Telefonica, S.A.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(365)	(478)	(217)
Telefónica Hispam Norte
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	13	3	(6)
Others
Dividends [Line Items]
Proceeds from share capital increase with minority interest	1	0	0
Bluevia Fibra, S.L.U.
Dividends [Line Items]
Proceeds from share capital increase with minority interest	€ 1,021	€ 0	€ 0